Related Party Transactions and Balances - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Aug. 31, 2014 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Revenue from related party			$ 0
License agreements, expected payment								$ 3,100,000
Repayments of Related Party Debt		¥ 29,127,540	4,236,425	¥ 23,950,421		¥ 34,782,586
Chief Executive Officer
Related Party Transaction [Line Items]
Amount due to related party		57,100,000		75,200,000				8,300,000
Loan from related party		11,000,000		73,900,000				1,600,000
Minimum
Related Party Transaction [Line Items]
License agreements, expected payment	$ 160,000,000
Big Data [Member]
Related Party Transaction [Line Items]
Revenue from related party		50,000	10,000	50,000
Amount due from related party		100,000						10,000
ZTE9 network technology Co., Ltd., Wuxi ("ZTE9")
Related Party Transaction [Line Items]
Net royalty paid		5,200,000	800,000	7,100,000
Funds to related party		600,000	100,000	4,000,000
Revenue from related party		200,000	30,000		$ 0
Amount due from related party		1,000,000		2,100,000				100,000
Amount due to related party		5,100,000		2,700,000				700,000
Repayments of Related Party Debt		1,700,000	300,000
System Link Corporation Limited ("System Link")
Related Party Transaction [Line Items]
Investment in joint venture, ownership percentage	50.00%
Due to related party, non-current								$ 0	$ 0
License Agreement
Related Party Transaction [Line Items]
Amount received for license agreement	$ 10,000,000
License Agreement | System Link Corporation Limited ("System Link")
Related Party Transaction [Line Items]
Revenue from related party | ¥				¥ 51,100,000		¥ 13,600,000
Amount received for license agreement							$ 10,000,000
Outsourcing Service Fee [Member] | Big Data [Member]
Related Party Transaction [Line Items]
Revenue from related party		¥ 400,000	$ 60,000